TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Components of Deferred Tax Assets and Liabilities

As of December 31, 2017 and 2016, the Company’s deferred taxes were in respect of the following:

	December 31,
	2017	2016
Carry forward tax losses	$106,481	$188,301
Employee stock based compensation	25,117	30,835
Other	73,048	81,959

Deferred tax assets before valuation allowance	204,646	301,095
Valuation allowance – mainly in respect to carryforward losses	(60,703)	(181,947)

Deferred tax asset	143,943	119,148

Intangible assets	(8,862)	(8,461)
Undistributed earnings of subsidiary	(9,925)	(9,925)
Other	(274)	(13)

Deferred tax liability	(19,061)	(18,399)

Deferred tax asset, net	$124,882	$100,749

Schedule of Income Before Taxes
e.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2017	2016	2015
Domestic	$923,744	$862,554	$817,164
Foreign	47,202	34,118	56,626

	$970,946	$896,672	$873,790

Components of Income Tax Expense

f.	Taxes on income are comprised of the following:

	Year ended December 31,
	2017	2016	2015
Current	$101,902	$194,149	$203,771
Deferred	66,121	(22,324)	(15,847)

	$168,023	$171,825	$187,924

Domestic	$112,615	$166,152	$170,883
Foreign	55,408	5,673	17,041

	$168,023	$171,825	$187,924

	Year ended December 31,
	2017	2016	2015
Domestic taxes:
Current	$94,340	$175,522	$175,828
Deferred	18,275	(9,370)	(4,945)

	112,615	166,152	170,883

Foreign taxes:
Current	7,562	18,627	27,943
Deferred	47,846	(12,954)	(10,902)

	55,408	5,673	17,041

Taxes on income	$168,023	$171,825	$187,924

Reconciliation Of Unrecognized Tax Benefits

g.	A reconciliation of the beginning and ending amount of unrecognized tax benefits related to uncertain tax positions is as follows:

	December 31,
	2017		2016
Beginning balance	$306,677		$284,108
Increases related to tax positions taken during prior years	46,520		25,654
Decreases related to settlement agreements	—		(19,871)
Decreases related to expiration of statute of limitations	(41,022)		(5,356)
Increases related to tax positions taken during the current year	30,729		22,142

Ending balance	$342,904	*)	$306,677 *)

*)	As of December 31, 2017 and 2016 unrecognized tax benefit in an amounts of $5,451 and $6,141 were presented net from deferred tax asset.

Schedule of Effective Income Tax Reconciliation

Reconciliation between the theoretical tax expenses, assuming all income is taxed at the statutory rate in Israel and the actual income tax as reported in the statements of income is as follows:

	Year ended December 31,
	2017	2016	2015
Income before taxes as reported in the statements of income	$970,946	$896,672	$873,790

Statutory tax rate in Israel	24%	25%	26.5%
Decrease in taxes resulting from:
Effect of “Preferred Enterprise” status *)	(11%)	(5%)	(7%)
Decrease in US deferred tax due to US tax rate change	4%	—	—
Others, net	—	(1%)	2%

Effective tax rate	17.0%	19.0%	21.5%

*) Basic earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.68	$0.26	$0.31

Diluted earnings per share amounts of the benefit resulting from the “Technological preferred or Preferred Enterprise” status	$0.66	$0.26	$0.30